Equity-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		3 Months Ended				3 Months Ended
	Mar. 31, 2014 Restricted stock awards [Member]	Dec. 31, 2013 Incentive units [Member]	Mar. 31, 2014 Incentive units, Tier I and Tier IA [Member]	Mar. 31, 2014 Incentive units, Tier I, Tier IA and Tier II [Member]	Mar. 31, 2014 Incentive units, Tier IA and Tier II [Member]	Mar. 31, 2014 Incentive units, Tier IA and Tier II [Member] Remainder of 2014 [Member]	Mar. 31, 2014 Incentive units, Tier IA and Tier II [Member] 2015 [Member]	Dec. 31, 2013 Incentive units, Tier III and Tier IV [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0.8			$ 11.2			$ 0.8
Unrecognized compensation expense	$ 8.9	$ 16.2			$ 1.5	$ 0.7		$ 3.5
Unrecognized compensation expense, weighted average recognition period	2 years 2 months 12 days
Award vesting period			3 years
Restricted Shares, Outstanding [Roll Forward]
Restricted shares outstanding, beginning of period	0
Restricted shares granted	421,999
Restricted shares outstanding, end of period	421,999
Restricted Shares, Weighted Average Grant Price [Abstract]
Restricted shares outstanding, beginning of period, Weighted Average Grant Price (in dollars per share)	$ 0
Restricted shares granted, Weighted Average Grant Price (in dollars per share)	$ 23.05
Restricted shares outstanding, end of period, Weighted Average Grant Price (in dollars per share)	$ 23.05